Prepayments and Other Receivables - Schedule of Prepayments and Other Receivables (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposit	$ 155,830	$ 123,965
Receivable of consideration on disposal of subsidiaries	258,929
Other receivables	269,402	108,009
Other receivables Total	$ 684,161	$ 231,974